Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenues receivable from royalty, stream and other interests	$ 6,643	$ 924
Amounts receivable from associates	3,225	1,245
Interest income receivable	1,991	1,508
Tax credits	281	4,091
Sales taxes	181	617
Accounts receivable	$ 12,321	$ 8,385